Mercer Funds

Notes to Schedule of Investments

June 30, 2020 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class (formerly Class S), Class I (formerly Class Y-1), Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2020, only Class Y-3 was active.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2020, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2020 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$6,576,052	$142,606,742	$—	$149,182,794
Austria	—	12,471,869	—	12,471,869
Belgium	—	13,011,637	—	13,011,637
Bermuda	—	6,717,552	—	6,717,552
Brazil	21,399,188	—	—	21,399,188
Canada	52,890,174	—	—	52,890,174
Cayman Islands	22,811,954	40,668,320	—	63,480,274
China	—	5,527,791	—	5,527,791
Denmark	—	54,326,088	—	54,326,088
Finland	—	18,389,788	—	18,389,788
France	583,363	331,261,158	—	331,844,521
Germany	—	200,353,831	—	200,353,831

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$—	$25,076,450		$—		$25,076,450
Hungary	—	4,570,483		—		4,570,483
India	—	11,552,618		—		11,552,618
Indonesia	—	1,136,441		—		1,136,441
Ireland	4,436,686	11,953,354		—		16,390,040
Israel	13,288,426	5,367,756		—		18,656,182
Italy	—	57,020,137		—		57,020,137
Japan	3,566,630	709,396,334		—		712,962,964
Luxembourg	—	12,480,577		—		12,480,577
Malaysia	—	1,065,129		—		1,065,129
Mauritius	—	838,477		—		838,477
Mexico	3,383,396	—		—		3,383,396
Netherlands	7,806,128	133,563,766		—		141,369,894
New Zealand	—	3,680,318		—		3,680,318
Norway	—	9,110,898		—		9,110,898
Philippines	—	465,424		—		465,424
Portugal	—	—		0	**	0
Russia	5,024,694	24,427,161		—		29,451,855
Singapore	—	10,429,494		—		10,429,494
South Africa	—	696,970		—		696,970
South Korea	—	34,669,988		—		34,669,988
Spain	1,053,565	73,041,922		0	**	74,095,487
Sweden	—	70,564,140		—		70,564,140
Switzerland	1,563,386	279,949,529		—		281,512,915
Taiwan	21,430,618	14,699,423		—		36,130,041
Thailand	—	1,903,127		—		1,903,127
Turkey	—	2,292,909		—		2,292,909
United Kingdom	46,446,362	329,304,171		—		375,750,533
United States	75,195,832	54		—		75,195,886

Total Common Stocks	287,456,454	2,654,591,826		0		2,942,048,280

Investment Company	27,105,411	—		—		27,105,411

Preferred Stocks
Brazil	1,539,912	—		—		1,539,912
Germany	—	35,134,086		—		35,134,086
Russia	—	1,350,945		—		1,350,945

Total Preferred Stocks	1,539,912	36,485,031		—		38,024,943

Rights
Australia	—	0	*	—		0
Spain	195,690	—		—		195,690

Total Rights	195,690	0		—		195,690

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$58,630,932	$—	$—	$58,630,932
U.S. Government and Agency Obligations	—	3,499,992	—	3,499,992

Total Short-Term Investments	58,630,932	3,499,992	—	62,130,924

Futures Contracts†
Buys	980,880	—	—	980,880

Total	$375,909,279	$2,694,576,849	$0	$3,070,486,128

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(509,849)	$—	$(509,849)

Total	$—	$(509,849)	$—	$(509,849)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2020.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2020.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$97,932,258	$—	$97,932,258
Convertible Debt	—	340,939	—	340,939
Corporate Debt	—	410,340,192	1,554	410,341,746
Mortgage Backed Securities - Private Issuers	—	102,876,139	—	102,876,139
Mortgage Backed Securities - U.S. Government Agency Obligations	—	233,082,792	—	233,082,792
Municipal Obligations	—	8,161,256	—	8,161,256
Sovereign Debt Obligations	—	5,580,416	—	5,580,416
U.S. Government and Agency Obligations	—	146,951,129	—	146,951,129

Total Debt Obligations	—	1,005,265,121	1,554	1,005,266,675

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investment
Mutual Fund - Securities Lending Collateral	$2,664,818	$—	$—	$2,664,818

Options Purchased	28,422	—	—	28,422

Futures Contracts†
Buys	142,571	—	—	142,571

Total Futures Contracts	142,571	—	—	142,571

Swaps
Centrally Cleared Interest Rate Swaps†	—	928,834	—	928,834

Total Swaps	—	928,834	—	928,834

Forward Foreign Currency Contract†	—	1,342	—	1,342

Total	$2,835,811	$1,006,195,297	$1,554	$1,009,032,662

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(244,546)	$—	$—	$(244,546)

Total Futures Contracts	(244,546)	—	—	(244,546)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(459,831)	—	(459,831)

Total Swaps	—	(459,831)	—	(459,831)

Forward Foreign Currency Contracts†	—	(11,027)	—	(11,027)

Written Options	(10,031)	—	—	(10,031)

Total	$(254,577)	$(470,858)	$—	$(725,435)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$1,062,212,884		$—		$1,062,212,884

Common Stocks
Consumer, Cyclical	—	—		0	**	0
Energy	12	0	*	—		12
Utilities	—	280,718		—		280,718

Total Common Stocks	12	280,718		0		280,730

Convertible Preferred Stocks
Energy	—	28,590		—		28,590
Industrial	432,824	—		—		432,824
Technology	547,146	—		—		547,146

Total Convertible Preferred Stocks	979,970	28,590		—		1,008,560

Preferred Stocks
Financial	190,348	—		—		190,348

Short-Term Investments
Mutual Fund - Securities Lending Collateral	15,293,110	—		—		15,293,110
Sovereign Debt Obligation	—	6,179,463		—		6,179,463

Total Short-Term Investments	15,293,110	6,179,463		—		21,472,573

Options Purchased	187,500	60,898		—		248,398

Futures Contracts†
Buys	192,889	—		—		192,889

Total Futures Contracts	192,889	—		—		192,889

Swaps
OTC Interest Rate Swaps	—	153,607		—		153,607
Centrally Cleared Interest Rate Swaps†	—	978,880		—		978,880
Centrally Cleared Credit Default Swaps†	—	542,944		—		542,944

Total Swaps	—	1,675,431		—		1,675,431

Forward Foreign Currency Contracts†	—	3,546,499		—		3,546,499

Total	$16,843,829	$1,073,984,483		$0		$1,090,828,312

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Sales	$(164,962)	$—	$—	$(164,962)

Total Futures Contracts	(164,962)	—	—	(164,962)

Swaps
OTC Interest Rate Swaps	—	(59,014)	—	(59,014)
Centrally Cleared Interest Rate Swaps†	—	(1,343,072)	—	(1,343,072)
OTC Credit Default Swaps	—	(8,052)	—	(8,052)
Centrally Cleared Credit Default Swap†	—	(102,946)	—	(102,946)

Total Swaps	—	(1,513,084)	—	(1,513,084)

Forward Foreign Currency Contracts†	—	(6,158,975)	—	(6,158,975)
Written Options	(48,655)	(27,991)	—	(76,646)

Total	$(213,617)	$(7,700,050)	$—	$(7,913,667)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2020.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2020.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Belgium	$—	$20,476	$—	$20,476
Bermuda	5,169,554	10,406,899	—	15,576,453
Brazil	47,047,053	—	—	47,047,053
Cayman Islands	61,461,409	156,605,969	—	218,067,378
Chile	2,057,029	—	—	2,057,029
China	—	152,011,672	—	152,011,672
Colombia	689,245	—	—	689,245
Cyprus	—	1,038,724	—	1,038,724
Czech Republic	—	528,750	—	528,750
France	—	3,796,024	—	3,796,024
Greece	—	2,134,237	—	2,134,237
Hong Kong	2,125,437	32,085,766	—	34,211,203
Hungary	—	4,187,744	—	4,187,744

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
India	$3,830,515	$113,955,375		$—		$117,785,890
Indonesia	—	18,864,174		—		18,864,174
Japan	—	1,491,248		—		1,491,248
Luxembourg	3,773,972	1,608,074		—		5,382,046
Malaysia	—	6,422,087		—		6,422,087
Marshall Islands	83,509	—		—		83,509
Mexico	23,159,665	—		—		23,159,665
Netherlands	7,238,167	7,074,103		—		14,312,270
Philippines	17,087	2,972,960		—		2,990,047
Poland	—	7,883,480		—		7,883,480
Russia	6,524,717	14,751,910		—		21,276,627
Singapore	—	2,019,573		—		2,019,573
South Africa	1,333,008	30,911,390		—		32,244,398
South Korea	5,038,889	104,525,243		—		109,564,132
Spain	6,638	—		—		6,638
Switzerland	—	3,275,758		—		3,275,758
Taiwan	30,259,148	127,140,206		—		157,399,354
Thailand	384,989	14,809,236		—		15,194,225
Turkey	—	9,489,983		—		9,489,983
United Kingdom	—	10,460,713		—		10,460,713
United States	30,591,284	—		—		30,591,284

Total Common Stocks	230,791,315	840,471,774		—		1,071,263,089

Preferred Stocks
Brazil	11,467,845	—		—		11,467,845
Colombia	63,161	45,662		—		108,823
South Korea	—	6,878,575		—		6,878,575

Total Preferred Stocks	11,531,006	6,924,237		—		18,455,243

Rights
Hong Kong	—	0	*	0	**	0
India	2,557	—		—		2,557
South Korea	16,116	—		—		16,116
Thailand	—	995		—		995

Total Rights	18,673	995		0		19,668

Short-Term Investment
Mutual Fund - Securities Lending Collateral	2,403,820	—		—		2,403,820

Futures Contracts†
Buys	614,506	—		—		614,506

Total	$245,359,320	$847,397,006		$0		$1,092,756,326

*	Represents one or more Level 2 securities at $0 value as of June 30, 2020.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2020.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$—	$20,038,207	$—	$20,038,207
Austria	—	2,818,487	—	2,818,487
Belgium	—	1,563,713	—	1,563,713
Bermuda	11,301,441	2,410,429	—	13,711,870
Canada	59,811,396	—	—	59,811,396
Cayman Islands	7,161,240	38,785	—	7,200,025
Denmark	—	4,778,576	—	4,778,576
Finland	—	4,449,927	—	4,449,927
France	—	35,773,244	—	35,773,244
Germany	—	15,923,156	—	15,923,156
Hong Kong	—	19,349,962	—	19,349,962
Ireland	20,444,401	50,158	—	20,494,559
Israel	1,095,951	4,816,093	—	5,912,044
Italy	—	128,262	—	128,262
Japan	—	49,994,919	—	49,994,919
Luxembourg	1,136,036	—	—	1,136,036
Netherlands	—	15,736,784	—	15,736,784
New Zealand	—	4,575,018	—	4,575,018
Norway	—	3,124,909	—	3,124,909
Portugal	—	2,097,076	—	2,097,076
Singapore	—	5,504,810	—	5,504,810
Spain	—	8,757,656	—	8,757,656
Sweden	—	14,675,515	—	14,675,515
Switzerland	—	34,453,022	—	34,453,022
United Kingdom	6,426,398	34,545,338	—	40,971,736
United States	629,533,525	—	—	629,533,525

Total Common Stocks	736,910,388	285,604,046	—	1,022,514,434

Preferred Stock
Germany	—	2,087,255	—	2,087,255

Short-Term Investments
Mutual Fund - Securities Lending Collateral	5,056,955	—	—	5,056,955
U.S. Government and Agency Obligations	—	999,998	—	999,998

Total Short-Term Investments	5,056,955	999,998	—	6,056,953

Futures Contracts†
Buys	1,315,830	—	—	1,315,830

Total Futures Contracts	1,315,830	—	—	1,315,830

Total	$743,283,173	$288,691,299	$—	$1,031,974,472

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2020 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(598)	$—	$—	$(598)

Total	$(598)	$—	$—	$(598)

†	Futures contracts are valued at unrealized appreciation/depreciation.

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2020, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Amerilife Holdings, LLC	$83,243	$83,144	$75,613	$(7,531)
EyeCare Partners, LLC	10,227	10,227	9,741	(486)

	$93,470	$93,371	$85,354	$(8,017)

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.